Stockholders' Equity (Details) - shares	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity (Textual)
Common stock, shares authorized	29,000,000	29,000,000	29,000,000
Common stock, shares outstanding	3,642,084	3,642,084	3,569,047	3,747,633
Number of shares classified to temporary equity	5,053,083		6,180,953	6,283,617
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Common stock voting right, description	One vote for each share